Short-Term and Long-Term Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Short-Term and Long-Term Borrowings [Abstract]
Interest expense	$ 176,023	$ 442,748	$ 1,151,567